Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Select Fund I
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Royce Select Fund I is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of small- and mid-cap companies with stock market capitalizations up to $5 billion that Royce believes are trading below its estimate of their current worth. Royce looks at several factors in making this determination, including strong balance sheets, other business strengths, business prospects, and the potential for improvement in cash flow levels and internal rates of return.
   Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 15% of its assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
   The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise overpriced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
   The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 15% of its assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Select Fund I is subject to market risk—the possibility that common stock prices will decline, or that the prices of securities sold short will increase, over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
   The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
   The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a small- and/or mid-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
   Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of the Fund’s ordinary income dividends and reduce the amount of qualified dividend income and income eligible for the dividends received deduction that the Fund is able to pass through to its shareholders.
   Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
   The Fund’s borrowing for investment purposes may increase its volatility and magnify its losses. Interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
   Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
   Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund that invests in common stocks, Royce Select Fund I is subject to market risk—the possibility that common stock prices will decline, or that the prices of securities sold short will increase, over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance The following performance information provides an indication of the risks of investing in the Fund. The Calendar Year Total Returns chart shows performance year by year over the last ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Investment Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 21.40% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.87% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Caption	rr_AverageAnnualReturnCaption	Annualized Total Returns As of 12/31/14 (%)
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	15.55%
10 Years	rr_AverageAnnualReturnYear10	7.77%
Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2005	rr_AnnualReturn2005	10.90%
Annual Return 2006	rr_AnnualReturn2006	15.00%
Annual Return 2007	rr_AnnualReturn2007	10.70%
Annual Return 2008	rr_AnnualReturn2008	(25.90%)
Annual Return 2009	rr_AnnualReturn2009	39.60%
Annual Return 2010	rr_AnnualReturn2010	18.20%
Annual Return 2011	rr_AnnualReturn2011	(3.60%)
Annual Return 2012	rr_AnnualReturn2012	13.70%
Annual Return 2013	rr_AnnualReturn2013	26.00%
Annual Return 2014	rr_AnnualReturn2014	0.20%
1 Year	rr_AverageAnnualReturnYear01	0.23%
5 Years	rr_AverageAnnualReturnYear05	10.33%
10 Years	rr_AverageAnnualReturnYear10	9.09%
Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Investment Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	7.26%